Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 2,959	$ 9,045
Less: Allowance for doubtful accounts	(130)	(2,594)
Accounts receivable - net (Note 13)	$ 2,829	$ 6,451